SHORT-TERM AND LONG-TERM LOAN (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SHORT-TERM AND LONG-TERM LOANS
Short-term loans and current portion of long-term loans	$ 264,624	$ 297,811
Long-term loans, less current portion	$ 184,158	$ 123,215